Pensions - Pension Assets at Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	$ 8,229	$ 7,374	$ 7,495
Share and other equity investments
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	1,467	1,123
Bonds and other security - fixed yield
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	4,432	3,402
Bonds held to maturity
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	661	1,261
Properties and real estate
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	1,226	1,279
Money market
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	88	78
Other
Defined Benefit Plan Disclosure [Line Items]
Plan net assets at fair value	$ 355	$ 231